FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts payable, current	$ 45,228	$ 37,825
Accrued liabilities	$ 21,990	$ 23,000